Note 12 - Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Other Intangible Assets, Net				$ 0
Purchase Commitment, Remaining Minimum Amount Committed				54,380,000
Long-term Purchase Commitment, Amount	$ 19,030,000	$ 27,190,000	$ 8,160,000